Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoetf-20171117_SupplementTextBlock

PIMCO ETF Trust

Supplement Dated November 17, 2017 to the Actively Managed Exchange-Traded Funds
Prospectus dated October 27, 2017,
as supplemented from time to time (the "Prospectus")
Disclosure Related to the PIMCO Active Bond Exchange-Traded Fund and PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Funds")
PIMCO Active Bond Exchange-Traded Fund

Effective December 18, 2017, the first sentence of the fifth paragraph in the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 30% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 30% limitation, the Fund may invest in mortgage-related securities rated below B).

PIMCO Enhanced Low Duration Active Exchange-Traded Fund
Effective December 18, 2017, the first sentence of the fourth paragraph in the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 15% limitation, the Fund may invest in mortgage-related securities rated below B).

(PIMCO ETF Trust - Supplement) | (PIMCO Active Bond Exchange-Traded Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade debt securities, but may invest up to 30% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 30% limitation, the Fund may invest in mortgage-related securities rated below B).

(PIMCO ETF Trust - Supplement) | (PIMCO Enhanced Low Duration Active Exchange-Traded Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 15% limitation, the Fund may invest in mortgage-related securities rated below B).